Accounts Receivable - Schedule of Aging Analysis of Accounts Receivable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Days past due:
Accounts receivables	$ 1,366,270	$ 1,756,809	$ 3,579,302	$ 1,824,235
Not past due [Member]
Days past due:
Accounts receivables	371,131	477,216	1,055,606	531,946
30 days [Member]
Days past due:
Accounts receivables	20,763	26,698	497,670	491,723
31-60 days [Member]
Days past due:
Accounts receivables	389,499	500,835	1,165,805	89,815
61-90 days [Member]
Days past due:
Accounts receivables			7,630	155,386
> 90days [Member]
Days past due:
Accounts receivables	$ 584,877	$ 752,060	$ 852,591	$ 555,365